Condensed Consolidated Statements of Cash Flows (Unaudited) (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating Activities:
Net loss	$ (13,666)	$ (12,776)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	179	174
Stock-based compensation expense, net	1,113	1,544
Changes in operating assets and liabilities:
Accounts receivable	258	(242)
Inventory	(158)	(360)
Other current assets	(74)	(104)
Other assets and liabilities	(27)	0
Accounts payable and accrued expenses	38	(79)
Net cash used in operating activities	(12,337)	(11,843)
Investing activities:
Purchases of property, plant and equipment	(464)	(177)
Net cash used in investing activities	(464)	(177)
Financing activities:
Net proceeds from public stock offering, net	10,959	4,649
Net cash provided by financing activities	10,959	4,649
Effect of exchange rate changes on cash	(4)	(2)
Net decrease in cash and cash equivalents	(1,846)	(7,373)
Cash and cash equivalents - beginning of period	5,480	15,595
Cash and cash equivalents - end of period	3,634	8,222
Supplemental schedule of non-cash activities:
Inventory transferred to property, plant and equipment	$ 204	$ 0